Schedule of investments
Delaware Ivy Municipal Bond Fund
June 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.60%
Education Revenue Bonds — 8.66%
Arizona Industrial Development Authority Revenue
(Leman Academy Of Excellence of Project) Series A 4.50% 7/1/54	1,320,000	$ 1,195,418
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	5,000,000	5,743,800
California Educational Facilities Authority Revenue
(Stanford University)
Series U-7 5.00% 6/1/46	6,500,000	7,708,935
Series V-1 5.00% 5/1/49	3,100,000	3,681,870
Chicago, Illinois Board of Education Revenue
ICE 5.75% 4/1/48 (BAM)	2,000,000	2,211,840
Clemson University Revenue
(Byrnes Hall Project)
Series A 4.00% 5/1/49	2,605,000	2,508,693
Series A 4.125% 5/1/53	2,000,000	1,934,860
Clifton Higher Education Finance Revenue
Series A 4.25% 12/1/34	3,000,000	2,939,850
Utah Charter School Finance Authority Revenue
(Syracuse Arts Academy Project) 5.00% 4/15/37	1,000,000	1,022,860
		28,948,126
Electric Revenue Bonds — 7.07%
Illinois Municipal Electric Agency Revenue
(Tampa General Hospital Project) Series A 5.00% 2/1/32	3,695,000	3,785,454
Missouri Joint Municipal Electric Utility Commission Revenue
Series A 5.00% 12/1/36	5,650,000	5,759,045
Modesto Irrigation District Revenue
Series A 5.00% 10/1/36	4,270,000	4,448,742
Municipal Electric Authority of Georgia Revenue
(Plant Vogtle Units 3&4 Project M) Series A 4.00% 1/1/59	4,000,000	3,605,760
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series AAA 5.25% 7/1/25 ‡	225,000	$ 84,937
Series WW 5.00% 7/1/28 ‡	510,000	192,525
Series XX 4.75% 7/1/26 ‡	185,000	69,838
Series ZZ 4.75% 7/1/27 ‡	145,000	54,738
Series ZZ 5.25% 7/1/24 ‡	315,000	118,912
Salt River, Arizona Project Agricultural Improvement & Power District Electric System Revenue
(Salt River Project) Series A 5.00% 1/1/50	5,000,000	5,506,000
		23,625,951
Healthcare Revenue Bonds — 15.82%
Arizona Industrial Development Authority Revenue
(Phoenix Children's Hospital) Series A 4.00% 2/1/50	4,000,000	3,690,840
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Subordinate Series A-2 5.00% 11/1/47	4,500,000	5,131,485
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	1,500,000	1,107,585
Series A 4.00% 11/15/50	2,500,000	2,382,225
Series A-2 4.00% 8/1/49	1,015,000	929,293
Hamilton County Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Project) Series CC 5.00% 11/15/49	6,460,000	7,216,208
Hawaii Department of Budget & Finance Special Purpose Revenue
Series A 5.00% 7/1/35	500,000	516,135
Hillsborough County Industrial Development Authority Revenue
Series A 3.50% 8/1/55	5,000,000	3,775,200
NQ- IV004 [0623] 0823 (3049468)    1

Schedule of investments
Delaware Ivy Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Illinois Finance Authority Revenue
(NorthShore - Edward-Elmhurst Health Credit Group) Series A 5.00% 8/15/51	2,000,000	$ 2,105,880
Lake County Port & Economic Development Authority Revenue
Series A 144A 6.75% 12/1/52 #, ‡	1,300,000	377,000
Maricopa County Industrial Development Authority Revenue
Series A 4.00% 1/1/38	2,000,000	1,987,760
Missouri Health & Educational Facilities Revenue
(Mercy Health) 4.00% 6/1/53 (BAM)	2,440,000	2,337,203
New Hope Cultural Education Facilities Finance Texas Senior Living Revenue
Series A-1 5.50% 1/1/57	3,500,000	2,516,045
Series A-2 6.50% 1/1/31	9,865,000	8,938,676
New York State Dormitory Authority Revenue
(Montefiore Obligated Group) Series A 3.00% 9/1/50	3,980,000	2,966,055
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	3,285,000	1,252,406
Series A 144A 6.75% 12/1/53 #, ‡	3,765,000	1,435,407
Union County, Oregon Hospital Facility Authority Revenue
(Grande Ronde Hospital Project)
5.00% 7/1/40	1,000,000	1,015,380
5.00% 7/1/42	1,185,000	1,189,467
Washington Health Care Facilities Authority Revenue
Series D 5.00% 10/1/38	2,000,000	2,002,300
		52,872,550
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds — 14.21%
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
Series A-2 3.00% 6/1/48	6,110,000	$ 4,714,782
Series A-2 4.00% 6/1/48	8,010,000	7,424,789
Florida Development Finance Surface Transportation Facilities Revenue
(Brightline Passenger Rail Project - Green Bonds) Series B 144A 7.375% 1/1/49 (AMT) #	4,360,000	4,331,137
George L. Smith II Congress Center Authority Revenue
Series A 4.00% 1/1/54	2,000,000	1,702,600
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond) 144A 7.00% 3/1/39 (AMT) #	2,580,000	1,965,212
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50	2,140,000	2,173,576
New York City Industrial Development Agency Revenue
0.009% 3/1/27 ^	3,000,000	2,609,160
0.011% 3/1/26 ^	3,185,000	2,873,921
0.014% 3/1/25 ^	3,175,000	2,976,277
New York Counties Tobacco Trust V Revenue
Series 4B 144A 0.242% 6/1/60 #, ^	393,200,000	16,730,660
		47,502,114
Lease Revenue Bonds — 8.43%
Illinois Finance Authority Revenue
(Provident Group–Sccil Properties LLC – University Of Illinois Urbana-Champaign Project) 5.00% 10/1/48	1,000,000	1,076,550

2    NQ- IV004 [0623] 0823 (3049468)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Metropolitan Pier & Exposition Authority Illinois Revenue
Series B 4.178% 12/15/54 (BAM) ^	25,445,000	$ 5,485,179
Michigan State Building Authority Revenue
Series I 5.00% 4/15/34	2,500,000	2,594,425
New Jersey State Transportation Trust Fund Authority Revenue
Series A 5.396% 12/15/39 (BAM) ^	12,890,000	6,407,232
(Transportation System) Series AA 4.00% 6/15/50 (BAM)	2,000,000	1,950,280
New York City Transitional Finance Authority Building Aid Revenue
Series S-3A 5.00% 7/15/36	2,000,000	2,166,680
New York Liberty Development Revenue
(4 World Trade Center - Green Bonds) Series A 2.875% 11/15/46 (BAM)	9,425,000	7,051,314
Regional Transportation District Revenue
5.00% 6/1/35	1,435,000	1,468,263
		28,199,923
Local General Obligation Bonds — 3.64%
Lincoln Consolidated School District
Series A 5.00% 5/1/35 (AGM)	500,000	522,370
Mida Golf and Equestrian Center Public Infrastructure District
144A 4.625% 6/1/57 #	2,000,000	1,421,720
Multnomah County School District No. 40
Series A 5.157% 6/15/51 ^	3,000,000	722,190
Palomar Health
Series A 15.36% 8/1/33 ^	5,000,000	3,436,300
Series A 16.10% 8/1/32 ^	5,000,000	3,589,000
Series A 16.984% 8/1/31 ^	3,315,000	2,486,416
		12,177,996
Pre-Refunded/Escrowed to Maturity Bonds — 2.69%
Central Texas Turnpike System
1st Tier 13.777% 8/15/26 ^	1,340,000	1,213,598
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Series C 6.50% 10/1/41-26 §	7,000,000	$ 7,780,430
		8,994,028
Special Tax Revenue Bonds — 22.84%
Commonwealth of Puerto Rico Revenue
Series C 2.94% 11/1/43 •, ^	10,380,182	5,241,992
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	17,238,197	14,264,608
Matching Fund Special Purpose Securitization Revenue
Series A 5.00% 10/1/39	3,130,000	3,096,384
New York Convention Center Development Revenue
5.00% 11/15/34	2,000,000	2,065,920
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose) Series E 3.00% 3/15/50	2,500,000	1,946,000
Puerto Rico Sales Tax Financing Revenue
Series A-1 5.598% 7/1/46 ^	52,635,000	14,852,018
Series A-1 5.616% 7/1/51 ^	90,764,000	19,187,510
(Restructured)
Series A-1 4.75% 7/1/53	3,730,000	3,563,567
Series A-1 5.00% 7/1/58	6,900,000	6,743,784
Series A-2 4.329% 7/1/40	2,340,000	2,231,260
Regional Transportation Authority Revenue
Series A 6.00% 7/1/24	3,080,000	3,154,936
		76,347,979
State General Obligation Bonds — 1.48%
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/46	2,000,000	1,696,920
Illinois State
Series A 5.50% 3/1/47	3,000,000	3,256,740
		4,953,660
Transportation Revenue Bonds — 10.60%
Chicago O'Hare International Airport Revenue
Series A 5.00% 1/1/38 (AMT)	605,000	634,052

NQ- IV004 [0623] 0823 (3049468)    3

Schedule of investments
Delaware Ivy Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Chicago O'Hare International Airport Revenue
Series B 5.00% 1/1/34	1,000,000	$ 1,023,330
(Senior Lien) Series D 5.25% 1/1/37	1,500,000	1,580,910
Foothill-Eastern Transportation Corridor Agency Revenue
(Senior Lien) Series A 4.00% 1/15/46	2,000,000	1,939,500
Metropolitan Transportation Authority Revenue
Series C 5.00% 11/15/36	1,125,000	1,134,124
Series C-1 5.00% 11/15/35	2,500,000	2,554,550
Miami-Dade County Florida Aviation Revenue
Series A 4.00% 10/1/44 (AMT)	1,500,000	1,418,265
Monroe County Airport Revenue
5.00% 10/1/52 (AMT)	2,445,000	2,447,274
5.25% 10/1/47 (AMT)	1,100,000	1,128,732
5.00% 10/1/42 (AMT)	1,505,000	1,533,053
North Carolina Turnpike Authority Revenue
Series B 5.296% 1/1/34 ^	10,000,000	6,662,400
Pennsylvania Turnpike Commission Revenue
Series C 6.25% 6/1/33 (AGM)	4,000,000	4,371,360
Port of Portland Oregon Airport Revenue
Series 23 5.00% 7/1/33	3,500,000	3,622,780
Port of Seattle, Washington Revenue
Series B 5.00% 3/1/35	2,000,000	2,028,720
Puerto Rico Highway & Transportation Authority Revenue
(Restructured) Series C 5.258% 7/1/53 ^	5,500,000	3,368,695
		35,447,745
Water & Sewer Revenue Bonds — 3.16%
New York City Municipal Water Finance Authority Revenue
Series HH 5.00% 6/15/37	5,000,000	5,145,000
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Texas Water Development Board Revenue
Series B 5.00% 10/15/38	5,000,000	$ 5,404,300
		10,549,300
Total Municipal Bonds (cost $335,288,126)		329,619,372
Number of shares
Short-Term Investments — 0.55%
Money Market Mutual Funds — 0.04%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 5.03%)	151,834	151,834
151,834
	Principal amount°
Variable Rate Demand Notes — 0.51%¤
City of Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series C 3.65% 11/15/48 (LOC – Wells Fargo Bank N.A.)	1,100,000	1,100,000
Los Angeles Department of Water & Power Revenue
Subordinate Series B-3 2.60% 7/1/34 (SPA - Barclays Bank)	100,000	100,000
Phoenix, Arizona Industrial Development Authority
Series B 3.65% 11/15/52 (SPA - Northern Trust)	500,000	500,000
		1,700,000
Total Short-Term Investments (cost $1,851,834)		1,851,834

Total Value of Securities—99.15% (cost $337,139,960)		331,471,206
Receivables and Other Assets Net of Liabilities—0.85%		2,826,551
Net Assets Applicable to 32,691,225 Shares Outstanding—100.00%		$334,297,757

4    NQ- IV004 [0623] 0823 (3049468)

(Unaudited)
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $27,513,542, which represents 8.23% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of June 30, 2023.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar
NQ- IV004 [0623] 0823 (3049468)    5